Borrowings - Financial Liabilities (Details Narrative) $ in Thousands			1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2025 Vessel capacity in DWT	Mar. 19, 2025	May 31, 2024 USD ($) Vessel capacity in DWT	Jan. 31, 2024 USD ($) Vessel capacity in DWT	Nov. 30, 2023 USD ($) Vessel capacity in DWT	Oct. 31, 2022	Jun. 30, 2025 USD ($) Capacity Vessel capacity in DWT	Jun. 30, 2024 Capacity	Dec. 31, 2024 USD ($)	Feb. 28, 2025 USD ($)
Sale Leaseback Transaction [Line Items]
Vessel year built							2025	2024
Vessel capacity in DWT | Capacity							7,700	5,300
Finance lease liabilities							$ 317,447		$ 325,784
Financial Liabilities [Member] | One New Building Tanker Vessel [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date							January 2024
Finance lease, liability				$ 45,260
Vessel type				Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT	115,762			115,000
Finance lease liabilities							$ 45,260
Maturity date							seven years after the drawdown date
Debt instrument, description of variable rate basis							Term SOFR
Debt instrument, basis spread on variable rate							1.90%
Financial Liabilities [Member] | Two Containerships And Two Aframax [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date							November 2023
Vessel capacity in TEU | Vessel capacity in DWT					5,300
Amount drawn down							$ 43,850		$ 131,750
Finance lease liabilities					$ 175,600		$ 170,380
Maturity date							ten years after each drawdown date
Debt instrument, description of variable rate basis							Term SOFR
Debt instrument, basis spread on variable rate							2.00%
Financial Liabilities [Member] | Navios Nave Polaris [Member]
Sale Leaseback Transaction [Line Items]
Vessel year built							2025
Vessel type							Aframax/LR2
Vessel capacity in DWT | Vessel capacity in DWT							115,807
Financial Liabilities [Member] | 12 Containerships [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date							October 2022
Finance lease, liability							$ 100,000
Vessel year built			2007
Vessel capacity in TEU | Vessel capacity in DWT			3,450
Finance lease liabilities							$ 43,109
Maturity date		first quarter of 2029				first quarter of 2026
Extension period		3 years
Debt instrument, description of variable rate basis		Term SOFR				Term SOFR
Debt instrument, basis spread on variable rate		1.75%				2.10%
Drawn down date							October 31, 2022
Line of credit discount							$ 800
Prepayment of sale and leaseback transaction			$ 4,411
Financial Liabilities [Member] | Panamax Vessels [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date							February 2022
Finance lease, liability							$ 12,000
Finance lease liabilities										$ 6,165